ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2013
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable	Accounts receivable at June 30, 2013 and 2012 was as follows:

	2013	2012
Accounts receivable	$70,062	$95,685
Allowance for doubtful accounts	(32,785)	(40,525)
	$37,277	$55,160